Impairment testing of goodwill and intangible assets (Details) ₽ in Millions	12 Months Ended
	Dec. 31, 2022 RUB (₽) item	Dec. 31, 2021 RUB (₽)
Impairment testing of goodwill and intangible assets
Number of CGUs to which goodwill is allocated | item	3
Number of CGUs to which intangible assets with indefinite useful life relate | item	2
Beginning balance	₽ 10,501	₽ 10,813
Ending balance	13,126	10,501
Goodwill and indefinite life licence
Impairment testing of goodwill and intangible assets
Beginning balance	7,267	7,267
Addition	1,508	0
Ending balance	8,775	7,267
Goodwill
Impairment testing of goodwill and intangible assets
Beginning balance	7,084	7,084
Ending balance	8,592	7,084
Goodwill | Payment services
Impairment testing of goodwill and intangible assets
Beginning balance	6,358	6,358
Addition	666	0
Ending balance	7,024	6,358
Goodwill | Flocktory
Impairment testing of goodwill and intangible assets
Beginning balance	726	726
Addition	0	0
Ending balance	726	726
Goodwill | RealWeb
Impairment testing of goodwill and intangible assets
Beginning balance	0
Addition	842	0
Ending balance	842	0
Bank license (indefinite life license)
Impairment testing of goodwill and intangible assets
Beginning balance	183	183
Addition	0	0
Ending balance	₽ 183	₽ 183